UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (39.2%)(a)
			Principal amount	Value

Basic materials (3.2%)

Associated Materials, LLC 144A company guaranty sr. notes 9 1/8s, 2017			$130,000	$134,388

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			145,000	157,325

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			55,000	50,050

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			55,000	57,956

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			100,000	102,250

Chemtura Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			25,000	27,125

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			150,000	165,750

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			50,000	51,250

Exopack Holding Corp. company guaranty sr. unsec. notes 11 1/4s, 2014			90,000	92,250

Exopack Holding Corp. 144A sr. notes 10s, 2018			80,000	80,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			200,000	212,500

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			90,000	95,035

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	154,688

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			55,000	59,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			90,000	96,638

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			90,000	100,688

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			75,000	83,813

Ineos Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			200,000	217,000

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	105,000	150,539

JMC Steel Group 144A sr. notes 8 1/4s, 2018			$45,000	46,463

KRATON Polymers, LLC/KRATON Polymers Capital Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			40,000	40,400

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	64,000	92,860

Lyondell Chemical Co. sr. notes 11s, 2018			$320,000	360,332

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			262,000	294,750

Momentive Performance Materials, Inc. 144A notes 9s, 2021			185,000	197,950

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014			150,000	144,750

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A sr. sub. notes 8 3/8s, 2018			35,000	36,400

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			195,000	215,475

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			120,000	121,500

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			230,000	1

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	55,000	90,102

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$140,000	161,350

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015 (Ireland)		EUR	15,000	22,093

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$100,000	102,625

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs. 7 1/2s, 2025 (Ireland)			20,000	19,750

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			90,000	99,338

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			145,000	158,775

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			65,000	69,063

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			55,000	55,619

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			130,000	139,100

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			160,000	167,200

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018			45,000	46,350

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.023s, 2014			20,000	19,250

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr. notes 8 3/4s, 2019			55,000	55,000

				4,844,866
Capital goods (2.1%)

Alliant Techsystems, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2020			15,000	15,750

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			35,000	34,738

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			185,000	200,263

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			60,000	60,150

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			5,000	5,125

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			81,000	89,708

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	100,000	147,937

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$35,000	37,013

Berry Plastics Corp. company guaranty notes FRN 4.185s, 2014			75,000	70,313

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			70,000	71,225

Berry Plastics Corp. notes 9 3/4s, 2021			35,000	35,044

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			100,000	105,500

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			45,000	46,631

Delphi Corp. 144A sr. notes 6 1/8s, 2021			80,000	80,000

Exide Technologies 144A sr. notes 8 5/8s, 2018			60,000	63,750

Griffon Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2018			45,000	45,900

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			90,000	99,000

Kratos Defense & Security Solutions, Inc. 144A sr. notes 10s, 2017			145,000	159,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			285,000	367,781

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			20,000	22,400

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			75,000	77,813

Polypore International, Inc. 144A sr. notes 7 1/2s, 2017			75,000	79,688

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			70,000	69,475

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)			115,000	123,050

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			100,000	104,000

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			120,000	127,350

Ryerson Holding Corp. sr. disc. notes zero %, 2015			100,000	56,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			225,000	242,438

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			50,000	52,875

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			90,000	92,250

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			175,000	185,938

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			117,000	124,898

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018			140,000	148,750

				3,242,253
Communication services (4.8%)

Adelphia Communications Corp. escrow bonds zero %, 2012			235,000	3,525

Adelphia Communications Corp. escrow bonds zero %, 2011			20,000	300

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014			225,000	228,375

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			45,000	47,700

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			125,000	140,938

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	38,413

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			65,000	70,525

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			104,815	124,730

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			55,000	58,300

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			95,000	93,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			85,000	86,594

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			280,000	297,500

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			130,000	125,450

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			185,000	202,344

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			120,000	130,950

CPI International, Inc. 144A sr. notes 8s, 2018			35,000	34,563

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			275,000	272,250

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			85,000	90,313

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			45,000	47,925

CSC Holdings LLC sr. notes 6 3/4s, 2012			26,000	26,910

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			265,000	278,250

EH Holding Corp. 144A sr. notes 6 1/2s, 2019(FWC)			80,000	80,900

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021(FWC)			150,000	153,375

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			110,000	120,588

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			65,000	71,338

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2014			25,000	27,688

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			35,000	38,544

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			140,000	141,750

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			322,187	349,170

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			580,000	626,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			85,000	92,119

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			194,000	199,820

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	84,600

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			50,000	51,938

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			55,000	59,675

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			230,000	247,538

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			50,000	49,875

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			60,000	60,375

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			90,000	103,275

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			40,000	42,450

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			50,000	54,250

PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018			160,000	171,600

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			20,000	20,275

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			90,000	102,150

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			20,000	23,750

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	69,388

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			35,000	38,544

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			145,000	157,506

Sprint Capital Corp. company guaranty 6 7/8s, 2028			365,000	354,050

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			185,000	208,588

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			65,000	66,138

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			175,000	199,938

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			80,000	85,000

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			110,000	127,875

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)		EUR	50,000	85,561

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			$113,707	140,712

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			35,000	38,194

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			95,000	104,263

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			125,000	136,719

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			90,000	97,425

				7,282,774
Consumer cyclicals (8.7%)

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			105,000	106,313

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			125,000	130,000

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018			135,000	128,250

AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s, 2020			185,000	196,331

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			152,000	162,260

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	20,566

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			110,000	114,125

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)			50,000	51,125

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	41,900

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			50,000	47,125

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			65,000	61,181

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019			75,000	71,063

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			160,000	162,800

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			30,000	31,200

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	105,750

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	47,025

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			50,000	51,000

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			40,000	40,300

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			90,000	90,225

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			447,000	413,475

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			30,000	30,900

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			220,000	247,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,825

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			210,000	199,500

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			95,000	96,425

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			40,000	40,300

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			200,000	199,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			85,000	92,863

Cinemark USA, Inc. 144A company guaranty sr. sub. notes 7 3/8s, 2021			25,000	25,000

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty notes 10 3/4s, 2017(PIK)			155,000	173,213

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			260,000	249,600

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			100,000	91,750

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2021			120,000	120,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017			20,000	21,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			160,000	174,800

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			205,000	220,119

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			95,000	95,000

DISH DBS Corp. company guaranty 7 1/8s, 2016			60,000	64,050

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			135,000	146,981

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			100,000	101,000

FelCor Escrow Holdings, LLC 144A sr. notes 6 3/4s, 2019(R)			165,000	164,175

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			195,000	223,275

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			135,000	157,950

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			110,000	120,164

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			55,000	55,418

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			18,000	20,385

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			130,000	138,125

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018			55,000	51,288

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	83,513

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			75,000	81,375

Interactive Data Corp. 144A company guaranty sr. notes 10 1/4s, 2018			240,000	267,000

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			195,000	193,538

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019			90,000	91,463

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			50,000	54,750

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			280,000	298,200

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			10,000	11,625

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			40,000	43,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			145,000	147,900

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			80,000	83,400

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			100,000	103,875

M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018			180,000	176,850

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			160,000	181,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2015			75,000	90,000

Mashantucket Western Pequot Tribe 144A bonds 8 1/2s, 2015 (In default)(NON)			200,000	16,500

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			35,000	35,263

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017			85,000	93,075

MGM Resorts International company guaranty sr. notes 9s, 2020			25,000	27,813

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			40,000	38,250

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			50,000	48,938

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	23,100

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,040

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			225,000	243,281

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014			225,000	237,375

Navistar International Corp. sr. notes 8 1/4s, 2021			165,000	181,088

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			90,000	91,125

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			65,000	68,413

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			130,000	141,050

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 7 3/4s, 2018			95,000	101,888

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			45,000	42,919

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			70,000	72,800

Owens Corning, Inc. company guaranty sr. unsec. notes 9s, 2019			170,000	202,938

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			30,000	32,738

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			150,000	154,500

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			65,000	70,038

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			60,000	66,750

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			35,000	38,500

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			180,000	184,050

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018			45,000	44,438

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			105,000	108,938

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			80,000	73,800

QVC Inc. 144A sr. notes 7 1/2s, 2019			140,000	150,850

QVC Inc. 144A sr. notes 7 3/8s, 2020			65,000	69,713

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			90,000	92,250

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	35,175

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			90,000	95,625

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			145,000	148,263

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	212,675

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			90,000	93,150

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			101,000	113,373

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			85,000	78,200

Standard Pacific Corp. company guaranty sr. notes 10 3/4s, 2016			115,000	132,825

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2021			35,000	35,088

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			25,000	26,250

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			40,000	41,200

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			30,000	31,125

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			110,000	117,838

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			170,000	192,100

Travelport LLC company guaranty 11 7/8s, 2016			120,000	104,400

Travelport LLC company guaranty 9 7/8s, 2014			155,000	143,763

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			75,000	65,813

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	60,000	90,292

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2014		EUR	80,000	120,389

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			$50,000	55,375

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			100,000	103,000

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			115,000	121,900

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			184,377	9,219

Visteon Corp. 144A sr. notes 6 3/4s, 2019			85,000	82,450

WMG Acquisition Corp. company guaranty sr. sub. notes 7 3/8s, 2014			60,000	60,750

WMG Holdings Corp. company guaranty sr. unsec. disc. notes 9 1/2s, 2014			30,000	31,163

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			70,000	76,738

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			145,000	172,550

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			130,000	138,125

Yankee Acquisition Corp. company guaranty sr. notes Ser. B, 8 1/2s, 2015			190,000	197,838

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016			95,000	97,850

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			210,000	231,263

				13,332,795
Consumer staples (3.3%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			80,000	89,800

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			30,000	32,925

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			150,000	154,313

Bumble Bee Acquisition Corp. 144A company guaranty sr. notes 9s, 2017			100,000	102,750

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	79,969

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			140,000	147,438

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			60,000	57,000

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018			115,000	125,925

Claire's Stores, Inc. 144A notes 8 7/8s, 2019			90,000	86,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	158,594

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	141,700

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	95,238

Dean Foods Co. 144A sr. notes 9 3/4s, 2018			30,000	32,325

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018			125,000	136,875

Dole Food Co. sr. notes 13 7/8s, 2014			94,000	113,858

Dole Food Co. 144A sr. notes 8s, 2016			35,000	37,144

Dunkin Brands, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2018			34,000	34,297

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			105,000	110,250

Harry & David Operations Corp. company guaranty sr. unsec. notes 9s, 2013 (In default)(NON)			130,000	26,000

Harry & David Operations Corp. company guaranty sr. unsec. notes FRN 5.311s, 2012 (In default)(NON)			70,000	14,350

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	47,250

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	110,000	169,509

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$60,000	70,200

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			335,000	328,300

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			20,000	21,700

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			45,000	48,825

Libbey Glass, Inc. sr. notes 10s, 2015			72,000	78,480

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018			55,000	60,500

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			45,000	47,138

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			90,000	96,075

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018			45,000	48,038

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			125,000	129,063

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			80,000	87,000

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			40,000	44,600

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			65,000	65,325

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			210,000	192,675

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	37,669

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017			75,000	81,188

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			60,000	61,950

Service Corporation International sr. notes 7s, 2019			50,000	52,938

Service Corporation International sr. notes 7s, 2017			65,000	70,769

Service Corporation International sr. unsec. 7 3/8s, 2014			125,000	137,188

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			130,000	152,100

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			117,016	131,058

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018			95,000	106,163

Stewart Enterprises, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2019			85,000	85,850

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			305,000	367,144

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			45,000	46,463

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			225,000	250,313

West Corp. 144A sr. notes 7 7/8s, 2019			65,000	66,219

West Corp. 144A sr. unsec. notes 8 5/8s, 2018			55,000	57,956

				5,016,797
Energy (5.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021(FWC)			80,000	81,600

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019(FWC)			85,000	85,744

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			210,000	249,040

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			75,000	84,518

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			15,000	17,240

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			50,000	51,989

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			105,000	110,775

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			95,000	95,356

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			50,000	52,000

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			90,000	98,775

Brigham Exploration Co. 144A company guaranty sr. unsec. notes 6 7/8s, 2019			30,000	30,150

Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s, 2018			170,000	180,625

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	94,563

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			155,000	161,975

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			45,000	46,575

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			35,000	41,300

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. notes 5 7/8s, 2021			45,000	45,225

Complete Production Services, Inc. company guaranty 8s, 2016			100,000	105,250

Compton Petroleum Finance Corp. company guaranty sr. unsec. notes 10s, 2017 (Canada)			100,725	75,544

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			110,000	116,050

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	120,600

Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s, 2015 (Canada)			300,000	327,375

Connacher Oil and Gas, Ltd. 144A sr. sec. notes 11 3/4s, 2014 (Canada)			15,000	16,013

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			215,000	238,650

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			130,000	142,350

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			20,000	20,200

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	249,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			95,000	104,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	66,056

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			250,000	251,250

Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. unsec. notes 6 1/2s, 2021			65,000	64,756

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019(FWC)			80,000	80,400

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			115,000	121,900

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			185,000	186,388

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			345,000	365,700

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			60,000	63,750

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021			135,000	139,050

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			45,000	45,900

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			100,000	101,000

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			85,000	90,525

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			90,000	90,675

Milagro Oil & Gas 144A notes 10 1/2s, 2016			120,000	114,600

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	96,413

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			210,000	214,200

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			95,000	104,738

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)(FWC)			25,000	27,500

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada)			50,000	24,875

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada)			290,000	142,825

OPTI Canada, Inc. 144A company guaranty sr. notes 9 3/4s, 2013 (Canada)			35,000	35,263

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			5,000	5,025

Peabody Energy Corp. company guaranty 7 3/8s, 2016			295,000	333,350

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,763

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			135,000	153,225

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			265,000	298,125

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			75,000	78,000

Plains Exploration & Production Co. company guaranty 7s, 2017			375,000	385,313

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			50,000	52,750

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			70,000	81,200

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	52,750

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			135,000	150,863

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			185,000	190,088

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			25,000	25,875

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			230,000	241,500

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016			55,000	60,638

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			55,000	56,306

Trico Shipping AS 144A sr. notes 13 7/8s, 2014 (Norway) (In default)(NON)			191,427	144,048

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	30,469

Whiting Petroleum Corp. company guaranty 7s, 2014			90,000	97,200

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			115,000	149,881

				8,068,665
Financials (4.4%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, Perpetual maturity			195,000	186,713

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			90,000	91,350

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	72,475

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	66,225

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	69,956

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.511s, 2014			65,000	64,031

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	71,338

Ally Financial, Inc. 144A company guaranty notes 6 1/4s, 2017			90,000	92,714

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			140,000	154,000

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035			85,000	78,460

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			30,000	30,788

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			105,000	106,706

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			35,000	36,838

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			170,000	200,600

CIT Group, Inc. sr. bonds 7s, 2017			556,354	558,440

CIT Group, Inc. sr. bonds 7s, 2016			289,538	290,624

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	144,450

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			105,000	113,400

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			110,000	113,025

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			150,000	164,813

Dresdner Funding Trust I 144A bonds 8.151s, 2031			140,000	137,900

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			80,000	80,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			82,000	98,605

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, Perpetual maturity (Jersey)			175,000	157,500

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			135,000	136,262

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	48,988

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			180,000	186,750

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			115,000	119,744

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			240,000	247,200

ING Groep NV jr. unsec. sub. notes 5.775s, Perpetual maturity (Netherlands)			40,000	37,200

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			30,000	30,038

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			168,000	176,820

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			25,000	34,031

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			50,000	52,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			30,000	29,898

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			65,000	65,325

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			190,000	212,088

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			30,000	30,863

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			145,000	153,700

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)			125,000	124,688

Provident Funding Associates LP / PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			115,000	127,075

Provident Funding Associates LP / PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	62,100

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			170,000	158,100

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			275,000	280,500

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, Perpetual maturity (United Kingdom)			265,000	255,394

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			45,000	46,013

SLM Corp. sr. notes Ser. MTN, 8s, 2020			90,000	99,252

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			320,000	360,800

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	280,250

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013			65,000	65,325

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			120,000	120,600

				6,721,955
Health care (3.0%)

Aviv Healthcare Properties LP 144A sr. notes 7 3/4s, 2019			95,000	97,138

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			90,000	99,450

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			130,000	140,400

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			55,000	55,481

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			245,000	252,963

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			200,000	216,000

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			30,000	30,750

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			90,000	92,138

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			160,000	171,200

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			140,000	137,550

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			170,000	178,925

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021			110,000	115,088

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017(FWC)			29,000	32,444

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			267,000	285,690

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			215,000	240,531

HCA, Inc. sr. notes 6.95s, 2012			70,000	72,625

HCA, Inc. sr. sec. notes 9 1/4s, 2016			355,000	378,963

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			245,000	256,025

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			205,000	206,281

Kindred Escrow Corp. 144A sr. notes 8 1/4s, 2019(FWC)			80,000	80,700

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			95,000	102,600

Select Medical Corp. company guaranty 7 5/8s, 2015			70,000	70,875

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	82,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			131,119	135,053

Talecris Biotherapeutics Holdings Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			30,000	33,600

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			15,000	17,175

Tenet Healthcare Corp. sr. notes 9s, 2015			215,000	234,081

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			55,000	61,188

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020			110,000	113,713

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			265,000	280,569

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	19,600

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	44,325

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			20,000	19,800

Vanguard Health Systems, Inc. 144A sr. notes zero %, 2016			130,000	84,013

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			100,000	106,850

				4,546,584
Technology (2.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			55,000	58,163

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			40,000	42,000

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			25,000	22,938

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			55,000	57,200

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			180,000	186,975

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			120,000	117,300

Buccaneer Merger Sub, Inc. 144A sr. notes 9 1/8s, 2019			120,000	128,550

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			227,350	237,865

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			55,000	56,994

CommScope, Inc. 144A sr. notes 8 1/4s, 2019			90,000	94,275

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			65,000	65,731

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			35,000	38,588

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			65,000	71,500

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			95,089	99,487

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			225,000	225,563

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			55,000	55,963

First Data Corp. 144A sr. bonds 12 5/8s, 2021			315,000	342,563

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			55,000	62,288

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			115,000	128,225

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020			260,000	299,000

Iron Mountain, Inc. company guaranty 8 3/4s, 2018			55,000	57,544

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			25,000	26,750

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			446,000	439,310

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			250,000	288,750

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			85,000	89,463

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			116,000	120,640

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	98,563

				3,512,188
Transportation (0.2%)

AMGH Merger Sub., Inc. 144A company guaranty sr. notes 9 1/4s, 2018			125,000	133,750

Swift Services Holdings, Inc. 144A company guaranty sr. notes 10s, 2018			140,000	155,400

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			130,000	126,425

				415,575
Utilities and power (1.9%)

AES Corp. (The) sr. unsec. notes 8s, 2020			55,000	59,538

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			85,000	91,906

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			100,000	105,750

Calpine Corp. 144A sr. notes 7 1/4s, 2017			185,000	192,400

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)			95,000	108,229

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019			230,000	167,900

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			75,000	68,063

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			20,000	20,500

Edison Mission Energy sr. unsec. notes 7.2s, 2019			85,000	68,850

Edison Mission Energy sr. unsec. notes 7s, 2017			40,000	33,100

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	121,250

El Paso Natural Gas Co. debs. 8 5/8s, 2022			40,000	52,804

Energy Future/Energy Future Intermediate Holdings Finance Co., LLC sr. notes 10s, 2020			62,000	67,435

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			45,000	48,720

Energy Future Intermediate Holdings Co., LLC sr. notes 9 3/4s, 2019			256,000	268,800

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			155,000	168,950

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			190,000	199,975

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	26,313

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			25,000	28,063

NRG Energy, Inc. company guaranty 7 3/8s, 2017			100,000	105,500

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	325,406

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			70,000	73,040

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			140,000	158,900

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			15,000	17,484

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			188,546	134,810

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty notes 15s, 2021			75,000	65,250

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			85,000	86,063

				2,864,999

Total Corporate bonds and notes (cost $56,797,081)				$59,849,451

CONVERTIBLE BONDS AND NOTES (28.0%)(a)
			Principal amount	Value

Basic materials (1.1%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$535,000	$655,375

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			335,000	534,744

USEC, Inc. cv. sr. unsec. notes 3s, 2014			600,000	472,500

				1,662,619
Capital goods (1.1%)

Alliant Techsystems, Inc. cv. company guaranty sr. sub. notes 3s, 2024			80,000	90,100

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			1,075,000	1,467,375

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			95,000	100,700

				1,658,175
Communication services (5.9%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			1,385,000	1,393,656

Cogent Communication Group, Inc. cv. sr. unsec. notes 1s, 2027			733,000	650,538

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			840,000	1,193,850

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			1,280,000	1,252,800

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			800,000	1,611,000

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 3 1/2s, 2012			610,000	607,713

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			1,170,000	2,239,088

				8,948,645
Consumer cyclicals (5.0%)

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	497,491

Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s, 2014			1,270,000	1,130,300

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			631,000	1,148,294

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			900,000	866,250

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,900,000	1,068,750

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			1,420,000	1,327,700

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			920,000	811,900

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			547,000	850,585

				7,701,270
Consumer staples (0.9%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			470,000	472,350

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			883,000	880,793

				1,353,143
Energy (2.3%)

Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes 4 3/8s, 2028			225,000	225,844

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/2s, 2037			780,000	864,825

Global Industries, Ltd. cv. sr. unsec. notes 2 3/4s, 2027			573,000	443,387

Helix Energy Solutions Group, Inc. cv. sr. unsec. unsub. notes 3 1/4s, 2025			1,325,000	1,328,313

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			495,000	623,700

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	22,500

				3,508,569
Financials (3.9%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			610,000	639,829

CapitalSource, Inc. cv. company guaranty sr. unsec. sub. notes 7 1/4s, 2037			300,000	312,375

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			545,000	826,697

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.805s, 2012(R)			820,000	772,850

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			598,000	875,696

MF Global Holdings Ltd. cv. sr. unsec. notes 9s, 2038			910,000	1,045,363

Old Republic International Corp. cv. sr. unsec. unsub. notes 8s, 2012			639,000	736,448

Tower Group, Inc. 144A cv. sr. unsec. notes 5s, 2014			679,000	746,900

				5,956,158
Health care (2.7%)

Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s, 2014			850,000	775,625

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			1,065,000	899,925

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			445,000	429,959

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)			625,000	739,063

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 12/15/13) 2037(STP)			600,000	585,750

LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes 3 1/4s, 2025			400,000	418,500

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			302,000	298,225

				4,147,047
Technology (4.7%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			1,309,000	1,359,724

EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s (zero %, 6/1/15) 2038(STP)			367,000	420,215

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			1,160,000	1,083,150

Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s, 2015			793,000	840,977

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			1,800,000	2,688,750

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			875,000	849,297

				7,242,113
Transportation (0.4%)

AMR Corp. cv. company guaranty sr. unsub. notes 6 1/4s, 2014			545,000	561,350

				561,350

Total Convertible bonds and notes (cost $36,031,909)				$42,739,089

CONVERTIBLE PREFERRED STOCKS (27.0%)(a)
			Shares	Value

Basic materials (1.3%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	$657

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			21,400	1,905,938

				1,906,595
Communication services (2.0%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			30,900	1,305,525

Crown Castle International Corp. $3.125 cum. cv. pfd.			29,498	1,773,715

				3,079,240
Consumer cyclicals (7.0%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			88,700	2,383,813

General Motors Co. Ser. B, $2.375 cv. pfd.			67,775	3,397,222

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			1,055	1,159,181

Nielsen Holdings NV $3.125 cv. pfd.			21,515	1,347,269

Retail Ventures, Inc. $3.312 cv. pfd.			19,725	1,461,228

Stanley Black & Decker, Inc. $4.75 cv. pfd.			8,247	995,825

				10,744,538
Consumer staples (1.7%)

Bunge, Ltd. $4.875 cv. pfd.			11,750	1,229,344

Dole Food Automatic Exchange 144A 7.00% cv. pfd.(NON)			45,742	574,520

Newell Financial Trust I $2.625 cum. cv. pfd.			18,460	853,775

				2,657,639
Energy (1.1%)

Apache Corp. Ser. D, $3.00 cv. pfd.			19,995	1,331,667

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			307	406,391

				1,738,058
Financials (8.9%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			28,010	751,228

AMG Capital Trust II $2.575 cv. pfd.			31,375	1,378,539

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			5,870	410,196

Bank of America Corp. Ser. L, 7.25% cv. pfd.			1,802	1,883,090

Citigroup, Inc. $7.50 cv. pfd.			12,180	1,465,498

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			51,500	1,078,796

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			30,825	797,597

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			20,775	1,117,955

Huntington Bancshares Ser. A, 8.50% cv. pfd.			844	970,600

MetLife, Inc. $3.75 cv. pfd.			13,195	1,091,358

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,575	1,708,875

XL Group PLC $2.688 cv. pfd.			28,530	908,681

				13,562,413
Technology (1.7%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			1,255	1,265,668

Unisys Corp. Ser. A, 6.25% cv. pfd.			15,345	1,264,121

				2,529,789
Transportation (0.6%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			64,785	855,162

				855,162
Utilities and power (2.7%)

AES Trust III $3.375 cv. pfd.			30,565	1,501,506

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	49,241

Great Plains Energy, Inc. $6.00 cv. pfd.			19,895	1,324,012

PPL Corp. $4.75 cv. pfd.			19,856	1,144,698

PPL Corp. $4.375 cv. pfd.			3,193	176,860

				4,196,317

Total Convertible preferred stocks (cost $36,977,944)				$41,269,751

COMMON STOCKS (2.0%)(a)
			Shares	Value

AES Corp. (The)(NON)			6,265	$81,194

Alliance HealthCare Services, Inc.(NON)			7,775	33,666

Ameristar Casinos, Inc.			4,640	104,214

Avis Budget Group, Inc.(NON)			3,210	56,464

Bohai Bay Litigation, LLC (Escrow)(F)			406	1,267

Cincinnati Bell, Inc.(NON)			31,355	99,709

CIT Group, Inc.(NON)			936	41,493

CONSOL Energy, Inc.			1,500	76,905

El Paso Corp.			58,196	1,225,026

FelCor Lodging Trust, Inc.(NON)(R)			8,485	52,862

Fortescue Metals Group, Ltd. (Australia)			9,200	64,112

Freeport-McMoRan Copper & Gold, Inc. Class B			2,200	113,608

General Motors Co.(NON)			2,830	90,022

Interpublic Group of Companies, Inc. (The)			6,010	71,699

Jarden Corp.			1,855	64,999

Kinder Morgan, Inc./Kansas			4,710	137,956

L-3 Communications Holdings, Inc.			1,290	105,329

NII Holdings, Inc.(NON)			2,425	105,876

Petrohawk Energy Corp.(NON)			4,123	109,136

Quicksilver Resources, Inc.(NON)			4,455	63,662

Sealy Corp.(NON)			29,223	76,564

Spectrum Brands Holdings, Inc.(NON)			2,429	87,371

Stallion Oilfield Holdings, Ltd.			693	28,933

Terex Corp.(NON)			2,105	62,413

Trump Entertainment Resorts, Inc.(F)			152	760

TRW Automotive Holdings Corp.(NON)			1,540	87,580

Vantage Drilling Co.(NON)			24,638	49,276

Verso Paper Corp.(NON)			8,876	33,374

Total Common stocks (cost $2,411,457)				$3,125,470

UNITS (0.9%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			1,540,000	$1,324,400

Total Units (cost $1,255,661)				$1,324,400

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			111	$107,223

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	178,636

Total Preferred stocks (cost $260,815)				$285,859

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	119	$7,674

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	168,777	40,506

Total Warrants (cost $38,280)				$48,180

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.2s, 2014(FWC)			$54,268	$20,405

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.2s, 2014(FWC)			20,249	7,614

Total Senior loans (cost $71,563)				$28,019

SHORT-TERM INVESTMENTS (2.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.07%(e)			3,547,032	$3,547,032

Total Short-term investments (cost $3,547,032)				$3,547,032

TOTAL INVESTMENTS

Total investments (cost $137,391,742)(b)				$152,217,251

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $1,668,922) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	6/15/11	$36,115	$36,843	$728
	Euro	Sell	6/15/11	127,624	132,237	4,613
Citibank, N.A.
	Euro	Buy	6/15/11	24,001	24,860	(859)
Credit Suisse AG
	Euro	Buy	6/15/11	22,133	22,916	(783)
Deutsche Bank AG
	Euro	Sell	6/15/11	136,534	141,408	4,874
Goldman Sachs International
	Euro	Sell	6/15/11	130,354	135,032	4,678
HSBC Bank USA, National Association
	Euro	Sell	6/15/11	54,614	56,573	1,959
JPMorgan Chase Bank, N.A.
	Euro	Buy	6/15/11	148,894	154,102	(5,208)
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/15/11	81,058	83,909	(2,851)
State Street Bank and Trust Co.
	Euro	Sell	6/15/11	69,848	72,349	2,501
UBS AG
	Euro	Sell	6/15/11	1,725	1,785	60
Westpac Banking Corp.
	Australian Dollar	Sell	6/15/11	66,420	68,171	1,751
	Canadian Dollar	Buy	6/15/11	38,901	39,690	(789)
	Euro	Sell	6/15/11	674,911	699,047	24,136

Total						$34,810

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $152,791,819.
(b)	The aggregate identified cost on a tax basis is $137,537,366, resulting in gross unrealized appreciation and depreciation of $16,870,240 and $2,190,355, respectively, or net unrealized appreciation of $14,679,885.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,585 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,340,442 and $41,295,974, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $37,513 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,703 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$146,982	$64,112	$—
Capital goods	62,413	—	—
Communication services	205,585	—	—
Consumer cyclicals	547,940	—	760
Consumer staples	143,835	—	—
Energy	327,912	—	1,267
Financials	41,493	—	—
Health care	33,666	—	—
Technology	105,329	—	—
Utilities and power	1,444,176	—	—
Total common stocks	3,059,331	64,112	2,027
Convertible bonds and notes	—	42,739,089	—
Convertible preferred stocks	—	41,269,094	657
Corporate bonds and notes	—	59,400,921	448,530
Preferred stocks	—	285,859	—
Senior loans	—	28,019	—
Units	—	1,324,400	—
Warrants	—	—	48,180
Short-term investments	3,547,032	—	—

Totals by level	$6,606,363	$145,111,494	$499,394

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$34,810	$—

Totals by level	$—	$34,810	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$45,300	$10,490
Equity contracts	48,180	—

Total	$93,480	$10,490

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011